Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation
Share-based compensation expense related to stock options, RSUs and PSUs is presented within the following line items in the consolidated statements of operations and comprehensive income (loss) for the years indicated:

	Year Ended December 31,
	2021	2020	2019
Technology and product development	$61,431	$28,271	$16,107
Sales and marketing	16,140	8,045	4,192
Cost of operations	11,743	6,067	1,678
General and administrative	149,697	57,487	38,959
Total	$239,011	$99,870	$60,936

Schedule of Stock Option Activity
The following is a summary of stock option activity for the year ended December 31, 2021:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of January 1, 2021	17,183,828	$9.92	6.6
Retroactive conversion of stock options due to Business Combination	12,764,147	(4.23)
Outstanding as of January 1, 2021, as converted	29,947,975	5.69	6.6
Granted	—	n/a
Exercised	(8,523,468)	2.95
Forfeited	(110,179)	1.63
Expired	(143,181)	6.35
Outstanding as of December 31, 2021	21,171,147	$6.81	5.8
Exercisable as of December 31, 2021	20,902,650	$6.83	5.8

Schedule of Fair Value Inputs	The following table summarizes the inputs used for estimating the fair value of stock options granted during the year ended December 31, 2020. There were no stock options granted during the years ended December 31, 2021 and
2019. During the year ended December 31, 2020, the inputs disclosed below exclude those associated with certain replacement options granted in connection with our acquisition of Galileo in 2020.

Year Ended December 31, 2020
Input
Risk-free interest rate	0.3% – 1.4%
Expected term (years)	5.5 – 6.0
Expected volatility	36.5% – 42.5%
Fair value of common stock	$6.43 – $6.95
Dividend yield	—%

Schedule of RSU Activity
The following table summarizes RSU activity for the year ended December 31, 2021:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2021	25,591,913	$13.06
Retroactive conversion of RSUs due to Business Combination	19,009,673	(5.57)
Outstanding as of January 1, 2021, as converted	44,601,586	7.49
Granted	27,481,638	16.92
Vested(1)	(16,427,162)	8.50
Forfeited	(6,968,538)	9.25
Outstanding as of December 31, 2021(2)	48,687,524	$12.23
_________________
(1)The total fair value, based on grant date fair value, of RSUs that vested during the years ended December 31, 2021, 2020 and 2019 was $139.6 million, $76.3 million, and $50.4 million, respectively.
(2)Includes 178,021 RSUs that were granted in 2020 with an original vest date in June 2021 to earn the first tranche of compensation for the 2020 plan period. However, upon determining that the original performance-based vesting condition would not be satisfied, the Company modified the awards to extend the vesting date by 12 months. We concluded that the facts and circumstances aligned with an improbable-to-probable modification (Type III) and the vesting condition of the modified awards is a service-based condition. As a result, we reversed previously recognized share-based compensation expense of $1,237 in June 2021. For the modified awards, we will record total share-based compensation expense of $3,884 determined based on the number of awards expected to vest and the modification-date fair value over the 12-month service period, of which $2,132 was recorded during the year ended December 31, 2021.

Schedule of PSU Activity
The following table summarizes PSU activity for the year ended December 31, 2021:

	Number of PSUs	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2021	—	n/a
Granted	23,141,462	$9.50
Vested	—	n/a
Forfeited	(171,066)	7.50
Outstanding as of December 31, 2021	22,970,396	$9.52

Schedule of Valuation Inputs and Assumptions
The following key unobservable assumptions were used in the fair value measurement of our loans as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Conditional prepayment rate	16.5% – 26.3%	19.2%	15.8% – 33.3%	18.4%
Annual default rate	0.2% – 4.2%	0.4%	0.2% – 4.9%	0.4%
Discount rate	1.9% – 7.1%	2.9%	1.1% – 7.1%	3.3%
Home loans
Conditional prepayment rate	4.8% – 16.4%	12.4%	4.4% – 17.6%	14.9%
Annual default rate	0.1% – 0.2%	0.1%	0.1% – 4.9%	0.1%
Discount rate	2.5% – 13.0%	2.6%	1.3% – 10.0%	1.6%
Personal loans
Conditional prepayment rate	18.4% – 37.7%	20.5%	14.5% – 23.2%	18.1%
Annual default rate	4.2% – 30.0%	4.4%	3.3% – 33.8%	4.2%
Discount rate	3.9% – 7.0%	4.0%	5.0% – 10.7%	6.0%
The following key unobservable inputs were used in the fair value measurement of our classes of servicing rights as of the dates presented:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Student loans
Market servicing costs	0.1% – 0.2%	0.1%	0.1% – 0.2%	0.1%
Conditional prepayment rate	15.2% – 25.6%	20.4%	13.8% – 24.7%	18.7%
Annual default rate	0.2% – 4.3%	0.4%	0.2% – 4.8%	0.4%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
Home loans
Market servicing costs	0.1% – 0.1%	0.1%	0.1% – 0.1%	0.1%
Conditional prepayment rate	10.0% – 16.4%	11.5%	13.9% – 20.3%	16.5%
Annual default rate	0.1% – 0.2%	0.1%	0.1% – 0.1%	0.1%
Discount rate	7.5% – 7.5%	7.5%	10.0% – 10.0%	10.0%
Personal loans
Market servicing costs	0.2% – 1.1%	0.2%	0.2% – 0.7%	0.3%
Conditional prepayment rate	22.5% – 41.4%	26.0%	16.2% – 26.1%	19.1%
Annual default rate	3.2% – 7.0%	4.4%	3.1% – 7.5%	5.5%
Discount rate	7.3% – 7.3%	7.3%	7.3% – 7.3%	7.3%
The following key inputs were used in the fair value measurement of our asset-backed bonds as of the dates indicated:

	December 31,
	2021	2020
Discount rate (range)	0.6% – 3.7%	0.8% – 4.0%
Conditional prepayment rate (range)	19.5% – 32.2%	18.8% – 21.9%
The following key unobservable inputs were used in the fair value measurements of our residual investments and residual interests classified as debt as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
Residual investments
Conditional prepayment rate	19.5% – 33.6%	23.0%	18.8% – 22.3%	20.2%
Annual default rate	0.3% – 5.7%	0.9%	0.3% – 6.2%	0.7%
Discount rate	2.6% – 10.5%	4.4%	3.0% – 18.5%	6.2%
Residual interests classified as debt
Conditional prepayment rate	20.0% – 41.8%	31.5%	19.5% – 24.8%	21.4%
Annual default rate	0.5% – 5.6%	3.2%	0.4% – 6.4%	3.1%
Discount rate	5.0% – 9.5%	5.7%	8.5% – 18.0%	10.8%
The following key unobservable inputs were used in the fair value measurements of our IRLCs and student loan commitments as of the dates indicated:

	December 31, 2021		December 31, 2020
	Range	Weighted Average	Range	Weighted Average
IRLCs
Loan funding probability(1)	75.0% – 75.0%	75.0%	54.5% – 54.5%	54.5%
Student loan commitments
Loan funding probability(1)	95.0% – 95.0%	95.0%	n/a	n/a
__________________
(1)The probability of honoring IRLCs and student loan commitments, which reflects the percentage likelihood that an approved loan application will close based on historical experience. A significant difference between the actual funded rate and the assumed funded rate at the measurement date could result in a significantly higher or lower fair value measurement of our IRLCs and student loan commitments. The aggregate amount of student loans we committed to fund was $53,189 as of December 31, 2021. See Note 1 under “Derivative Financial Instruments” for the aggregate notional amount associated with IRLCs.
Our key valuation inputs were as follows as of the date indicated:

	December 31, 2021
Purchase Price Earn-Out	Range	Weighted Average
Conditional prepayment rate	22.9% – 22.9%	22.9%
Annual default rate	30.0% – 30.0%	30.0%
Discount rate	25.0% – 25.0%	25.0%
The key inputs into our Black-Scholes Model valuation as of December 31, 2020 and as of May 28, 2021, the final measurement date, were as follows:

Input	May 28, 2021	December 31, 2020
Risk-free interest rate	0.3%	0.2%
Expected term (years)	2.9	3.4
Expected volatility	33.9%	32.6%
Dividend yield	—%	—%
Exercise price	$8.86	$8.86
Fair value of Series H preferred stock	$21.89	$9.74
The following table summarizes the inputs used for estimating the fair values of PSUs granted during the year indicated:

Year Ended
Input	December 31, 2021
Risk-free interest rate	0.8% – 0.8%
Expected volatility	34.9% – 35.9%
Fair value of common stock	$16.99 – $23.21
Dividend yield	0% – 0%